Schedule of Accrued Expenses to Related Party (Details)		Dec. 31, 2023 USD ($)	Dec. 31, 2023 HKD ($)	Dec. 31, 2022 HKD ($)
Related Party Transaction [Line Items]
Accrued expenses to a related party		$ 37,769	$ 295,006	$ 542,953
PrimeTime Global Markets Limited [Member]
Related Party Transaction [Line Items]
Accrued expenses to a related party	[1]			$ 290,160

[1]	PrimeTime Global Markets Limited, indirectly controlled by Gaderway Investments Limited, the shareholder of the Company. The balance represented the accrued expenses to PrimeTime Global Markets Limited for the subscription fee. For details, please refer to “e. Related Party Transactions” below.